Schedule of revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Product Information [Line Items]
Total revenues	$ 1,908,048	$ 1,803,010
Property Management Service Common Area Management [Member]
Product Information [Line Items]
Total revenues	1,379,191	1,311,964
Property Management Service Security Management [Member]
Product Information [Line Items]
Total revenues	$ 528,857	$ 491,046